Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2020 £m	2019 £m	2018 £m

Revenue	162	191	231

Profit for the year	45	65	87

– Attributable to non-controlling interests	22	33	43

Total comprehensive income	46	65	87

– Attributable to non-controlling interests	23	33	43

Dividends paid to non-controlling interests	(24)	(36)	(40)

Summary net assets:

Non-current assets	14	20	16

Current assets	120	97	116

Non-current liabilities	(5)	(4)	–

Current liabilities	(137)	(117)	(129)

Total equity at the end of the year	(8)	(4)	3

– Attributable to non-controlling interests	(4)	(2)	1

Net cash generated from operating activities	40	61	86

Net cash used in investing activities	–	–	(2)

Net cash used in financing activities	(35)	(73)	(77)

Differences on exchange	–	–	1

Increase/(decrease) in net cash and cash equivalents	5	(12)	8

Net cash and cash equivalents at 1 January	(2)	10	2

Net cash and cash equivalents at 31 December	3	(2)	10

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions	The table below summarises the assets and liabilities of ITCAN

Summarised financial information	2020 £m	2019 £m

Non-current assets	2,354	2,403
Current assets	1,251	768
Non-current liabilities	(132)	(131)
Current liabilities	(528)	(447)
	2,945	2,593